Discontinued Operations And Assets Held For Sale (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	31	16	8	3
Square feet of real estate properties	2,000,000	2,700,000	500,000
Gain on disposition of properties		$ 12,030,000	$ 2,091,000	$ 1,354,000
Impairment losses	400,000	4,600,000	4,600,000
Impairment charges		(8,207,000)
Combined gross proceeds	85,500,000
East [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	17	10	5
Square feet of real estate properties				4.3
Number of land parcels sold				2
West [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold			2
Central [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	14	6	1	3
Square feet of real estate properties				900,000
16 Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges		7,800,000
Eight Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges			3,500,000
Three Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges				$ 700,000